Warrants (Details Narrative) - USD ($)		6 Months Ended
	Jun. 15, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 26, 2021	Feb. 01, 2021	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
Guarantees and Product Warranties [Abstract]
Purchase of warrants					636,867
Warrant grant date fair value		$ 2,001,677
Share price		$ 6.14		$ 6.80		$ 0.63	$ 2
Issuance of ordinary shares, shares		2,765,824
Issuance of ordinary shares	$ 6,000,000	$ 6,000,000
Commitment fee expense		18,851,927
Due from customers		$ 440,780				$ 316,302		$ 605,640